PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	March 31, 2026	December 31, 2025
Office equipment	$239,336	$239,336
Less: Accumulated depreciation	(231,852)	(228,627)
Property and Equipment, Net	$7,484	$10,709

The following table summarizes the Company’s property and equipment:

	December 31, 2025	December 31, 2024
Office equipment	$239,336	$235,846
Building and building improvements	-	600,000
Less: Accumulated depreciation	(228,627)	(274,447)
Property and Equipment, Net	$10,709	$561,399